Subsequent Events (Details) - Ordinary Shares [Member] - Forecast [Member]	May 15, 2026 USD ($) $ / shares shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares	$ 0.1
Authorised share capital (in Dollars) | $	$ 29,600,000
Ordinary shares, shares authorized (in Shares) | shares	264,400,000
Class A Ordinary Shares [Member] | Majority Shareholder [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares) | shares	10
Ordinary shares, par value | $ / shares	$ 0.1
Authorised share capital (in Dollars) | $	$ 2,960,000
Ordinary shares, shares authorized (in Shares) | shares	30,600,000
Increased par value | $ / shares	$ 0.1
Class A Ordinary Shares [Member] | Majority Shareholder [Member] | Shareholder [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares	$ 0.01
Ordinary shares, shares authorized (in Shares) | shares	26,440,000
Increased shares authorized (in Shares) | shares	27,540,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares	$ 0.1
Class B Ordinary Shares [Member] | Majority Shareholder [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares) | shares	10
Ordinary shares, par value | $ / shares	$ 0.1
Ordinary shares, shares authorized (in Shares) | shares	1,000,000
Increased shares authorized (in Shares) | shares	3,060,000
Increased par value | $ / shares	$ 0.1
Ordinary units, shares authorized (in Shares) | shares	900,000
Class B Ordinary Shares [Member] | Majority Shareholder [Member] | Shareholder [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares	$ 0.01
Class C Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares	$ 0.1
Class C Ordinary Shares [Member] | Majority Shareholder [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares) | shares	10
Ordinary shares, par value | $ / shares	$ 0.1
Ordinary shares, shares authorized (in Shares) | shares	100,000
Increased shares authorized (in Shares) | shares	237,960,000
Increased par value | $ / shares	$ 0.1
Class C Ordinary Shares [Member] | Majority Shareholder [Member] | Shareholder [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares	$ 0.01